Common stock	12 Months Ended
Dec. 31, 2017
Common stock
Common stock

Note 12. Common stock

On July 28, 2015, the Company closed its initial public offering (“IPO”) whereby the Company sold 5,520,000 shares of common stock, at a public offering price of $15.00 per share, which includes 720,000 shares of common stock resulting from the underwriters’ exercise of their over-allotment option at the IPO price on July 23, 2015. Proceeds from the Company’s IPO, net of underwriting discounts and commissions and other offering costs, were $75.0 million.

In connection with the IPO, the Company’s Board of Directors approved a 1-for-2.4 reverse stock split of the Company’s common stock which also resulted in a proportional adjustment to the conversion ratios of the preferred stock and the preferred stock warrants. All references to common stock and per share amounts in these condensed financial statements and accompanying footnotes have been retroactively adjusted for all periods presented to give effect to this reverse stock split.

In February 2017, the Company closed an underwritten public offering of 5,750,000 shares of its common stock at a public offering price of $5.00 per share, which included 750,000 shares of its common stock resulting from the underwriters’ exercise of their over-allotment option on February 17, 2017. Deerfield, the Company’s senior lender, participated in the purchase of the Company’s common shares as part of this public offering, and as a result, is now classified as a related party. The net proceeds to the Company from this offering, after deducting underwriting discounts and commissions and other offering expenses payable by the Company, were approximately $26.7 million.

On June 30, 2017, the Company closed an underwritten public offering of 4,800,000 shares of the its common stock at a public offering price of $6.25 per share for total proceeds of $30.0 million before estimated offering costs of $0.2 million. The Company also granted the underwriters a 30-day option to purchase up to an additional 720,000 shares of its common stock which was exercised in full on July 26, 2017. The net proceeds to the Company through July 26, 2017 from this offering, after deducting offering expenses payable by the Company, were approximately $34.3 million.

The shares of common stock for both the June 2017 and February 2017 offerings were offered pursuant to a shelf registration statement on Form S-3, including a base prospectus, filed by us on August 1, 2016, and declared effective by the SEC, on August 12, 2016. This shelf registration statement covers the offering, issuance and sale by the Company of up to an aggregate of $125.0 million of its common stock, preferred stock, debt securities, warrants and/or units (the “Shelf”). The Company simultaneously entered into a sales agreement with Cowen and Company, LLC, as sales agent, to provide for the offering, issuance and sale by the Company of up to $40.0 million of its common stock from time to time in “at-the-market” offerings under the Shelf (the “Sales Agreement”).

During the year ended December 31, 2017, the Company sold an aggregate 749,639 shares of common stock under the Sales Agreement in February 2017, at an average sale price of approximately $5.01 per share for gross proceeds of $3.7 million and net proceeds of $3.6 million and paying total compensation to the sales agent of approximately $0.1 million. As of December 31, 2017, $58.0 million of the Company’s common stock, preferred stock, debt securities, warrants and/or units remained available to be sold pursuant to the Shelf, including $36.2 million of the Company’s common stock which remained available to be sold under the Sales Agreement, subject to certain conditions specified therein.

On October 26, 2017, Deerfield provided a conversion notice electing to convert the entire $6.6 million of Convertible Notes into shares of the Company’s common stock at a conversion price of $7.08 per share. The conversion price was based on 95% of the average of the volume weighted average prices per share of the Company’s common stock on the NASDAQ Global Market for the three trading day period immediately preceding such conversion. This resulted in issuing 929,967 shares of the Company’s common stock to Deerfield on this date and the Convertible Notes were cancelled.

The Company never declared or paid any dividends on its capital stock. The Company currently intends to retain all available funds and any future earnings, if any, to fund the development and expansion of its business, and the Company does not anticipate paying any cash dividends in the foreseeable future. Any future determination to pay dividends will be made at the discretion of our board of directors. The Company’s ability to pay dividends on its common stock is limited by restrictions under the terms of our credit facility with Deerfield. In addition, any future indebtedness that the Company may incur could preclude it from paying dividends.